Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF
Consolidated Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 73.0%	Shares	Value
Automobiles & Components - 1.6%
Aptiv Plc(a)	6	$538
BorgWarner, Inc.	4	143
Ford Motor Co.	78	951
General Motors Co.	28	1,006
Tesla, Inc.(a)	54	13,418
		16,056

Banks - 2.5%
Bank of America Corp.	136	4,579
Citigroup, Inc.	38	1,955
Citizens Financial Group, Inc.	10	331
Comerica, Inc.	2	112
Fifth Third Bancorp	14	483
Huntington Bancshares, Inc./OH	28	356
JPMorgan Chase & Co.	58	9,866
KeyCorp	18	259
M&T Bank Corp.	4	548
PNC Financial Services Group, Inc.	8	1,239
Regions Financial Corp.	18	349
Truist Financial Corp.	26	960
US Bancorp	30	1,298
Wells Fargo & Co.	72	3,544
Zions Bancorp NA	2	88
		25,967

Capital Goods - 4.5%
3M Co.	10	1,093
A O Smith Corp.	2	165
Allegion Plc	2	253
AMETEK, Inc.	4	660
Axon Enterprise, Inc.(a)	2	517
Boeing Co.(a)	12	3,127
Builders FirstSource, Inc.(a)	2	334
Carrier Global Corp.	16	919
Caterpillar, Inc.	10	2,956
Cummins, Inc.	2	479
Deere & Co.	6	2,399
Dover Corp.	2	308
Eaton Corp. PLC	8	1,927
Emerson Electric Co.	12	1,168
Fastenal Co.	12	777
Fortive Corp.	6	442
Generac Holdings, Inc.(a)	2	258
General Dynamics Corp.	4	1,039
General Electric Co.	22	2,808
Honeywell International, Inc.	14	2,936
Howmet Aerospace, Inc.	8	433
Hubbell, Inc.	2	658
IDEX Corp.	2	434
Illinois Tool Works, Inc.	6	1,572
Ingersoll Rand, Inc.	8	619
Johnson Controls International PLC	14	806
L3Harris Technologies, Inc.	4	842
Lockheed Martin Corp.	4	1,813
Masco Corp.	4	268
Nordson Corp.	2	528
Northrop Grumman Corp.	2	936
Otis Worldwide Corp.	8	716
PACCAR, Inc.	10	977
Parker-Hannifin Corp.	2	921
Pentair PLC	4	291
Quanta Services, Inc.	2	432
Rockwell Automation, Inc.	2	621
RTX Corp.	28	2,356
Snap-on, Inc.	2	578
Stanley Black & Decker, Inc.	4	392
Textron, Inc.	4	322
Trane Technologies PLC	4	976
TransDigm Group, Inc.	2	2,023
United Rentals, Inc.	2	1,147
Westinghouse Air Brake Technologies Corp.	4	508
Xylem, Inc./NY	4	457
		46,191

Commercial & Professional Services - 0.9%
Automatic Data Processing, Inc.	8	1,863
Broadridge Financial Solutions, Inc.	2	412
Ceridian HCM Holding, Inc.(a)	4	268
Cintas Corp.	2	1,205
Copart, Inc.(a)	18	882
Equifax, Inc.	2	495
Jacobs Solutions, Inc.	2	260
Leidos Holdings, Inc.	2	216
Paychex, Inc.	6	715
Republic Services, Inc.	4	660
Robert Half, Inc.	2	176
Rollins, Inc.	6	262
Veralto Corp.	4	329
Verisk Analytics, Inc.	2	478
Waste Management, Inc.	8	1,433
		9,654

Consumer Discretionary Distribution & Retail - 4.2%
Amazon.com, Inc.(a)	180	27,349
Bath & Body Works, Inc.	4	173
Best Buy Co., Inc.	4	313
CarMax, Inc.(a)	4	307
eBay, Inc.	10	436
Etsy, Inc.(a)	2	162
Genuine Parts Co.	2	277
Home Depot, Inc.	20	6,931
LKQ Corp.	6	287
Lowe's Cos, Inc.	12	2,671
O'Reilly Automotive, Inc.(a)	2	1,900
Ross Stores, Inc.	6	830
TJX Cos., Inc.	22	2,064
Tractor Supply Co.	2	430
		44,130

Consumer Durables & Apparel - 0.6%
DR Horton, Inc.	6	912
Garmin Ltd.	4	514
Hasbro, Inc.	2	102
Lennar Corp. - Class A	4	596
Lululemon Athletica, Inc.(a)	2	1,023
Mohawk Industries, Inc.(a)	2	207
NIKE, Inc. - Class B	24	2,605
PulteGroup, Inc.	4	413
Tapestry, Inc.	4	147
VF Corp.	6	113
Whirlpool Corp.	2	244
		6,876

Consumer Services - 1.2%
Airbnb, Inc. - Class A(a)	8	1,089
Caesars Entertainment, Inc.(a)	4	188
Carnival Corp.(a)	20	371
Darden Restaurants, Inc.	2	329
Expedia Group, Inc.(a)	2	304
Hilton Worldwide Holdings, Inc.	6	1,093
Las Vegas Sands Corp.	8	394
Marriott International, Inc./MD - Class A	4	902
McDonald's Corp.	14	4,150
MGM Resorts International	6	268
Norwegian Cruise Line Holdings Ltd.(a)	8	160
Royal Caribbean Cruises Ltd.(a)	4	518
Starbucks Corp.	22	2,112
Wynn Resorts Ltd.	2	182
Yum! Brands, Inc.	6	784
		12,844

Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp.	8	5,281
Dollar General Corp.	4	544
Dollar Tree, Inc.(a)	4	568
Kroger Co/The	14	640
Sysco Corp.	10	731
Target Corp.	10	1,424
Walgreens Boots Alliance, Inc.	14	366
		9,554

Energy - 3.0%
APA Corp.	6	215
Baker Hughes Co.	20	684
Chevron Corp.	34	5,071
ConocoPhillips	24	2,786
Coterra Energy, Inc.	14	357
Devon Energy Corp.	12	544
Diamondback Energy, Inc.	4	620
EOG Resources, Inc.	12	1,451
EQT Corp.	8	309
Exxon Mobil Corp.	80	7,998
Halliburton Co.	18	651
Hess Corp.	6	865
Kinder Morgan, Inc.	38	670
Marathon Oil Corp.	12	290
Marathon Petroleum Corp.	8	1,187
Occidental Petroleum Corp.	14	836
ONEOK, Inc.	12	843
Phillips 66	8	1,065
Pioneer Natural Resources Co.	4	900
Schlumberger NV	28	1,457
Targa Resources Corp.	4	348
Valero Energy Corp.	6	780
Williams Cos., Inc.	24	836
		30,763

Financial Services - 5.8%
American Express Co.	12	2,248
Ameriprise Financial, Inc.	2	760
Bank of New York Mellon Corp.	16	833
Berkshire Hathaway, Inc. - Class B(a)	36	12,839
BlackRock, Inc.	2	1,624
Blackstone, Inc.	14	1,833
Capital One Financial Corp.	8	1,049
Cboe Global Markets, Inc.	2	357
Charles Schwab Corp.	30	2,064
CME Group, Inc.	8	1,685
Discover Financial Services	4	450
Fidelity National Information Services, Inc.	12	721
Fiserv, Inc.(a)	12	1,594
FleetCor Technologies, Inc.(a)	2	565
Franklin Resources, Inc.	6	179
Global Payments, Inc.	6	761
Goldman Sachs Group, Inc.	6	2,315
Intercontinental Exchange, Inc.	12	1,541
Invesco Ltd.	8	143
Jack Henry & Associates, Inc.	2	327
Mastercard, Inc. - Class A	16	6,823
Moody's Corp.	4	1,562
Morgan Stanley	24	2,238
MSCI, Inc.	2	1,131
Nasdaq, Inc.	6	349
Northern Trust Corp.	4	338
PayPal Holdings, Inc.(a)	22	1,351
Raymond James Financial, Inc.	4	446
S&P Global, Inc.	6	2,643
State Street Corp.	6	465
Synchrony Financial	8	306
T Rowe Price Group, Inc.	4	431
Visa, Inc. - Class A	32	8,330
		60,301

Food, Beverage & Tobacco - 2.2%
Altria Group, Inc.	34	1,372
Archer-Daniels-Midland Co.	10	722
Brown-Forman Corp. - Class B	4	228
Bunge Global SA	2	202
Campbell Soup Co.	4	173
Coca-Cola Co.	76	4,479
Conagra Brands, Inc.	10	287
Constellation Brands, Inc. - Class A	4	967
General Mills, Inc.	12	782
Hershey Co.	2	373
Hormel Foods Corp.	6	193
J M Smucker Co.	2	253
Kellanova	6	335
Keurig Dr Pepper, Inc.	20	666
Kraft Heinz Co/The	16	592
Lamb Weston Holdings, Inc.	2	216
McCormick & Co., Inc./MD	4	274
Molson Coors Beverage Co. - Class B	4	245
Mondelez International, Inc. - Class A	26	1,883
Monster Beverage Corp.(a)	14	806
PepsiCo, Inc.	28	4,755
Philip Morris International, Inc.	30	2,822
Tyson Foods, Inc. - Class A	6	323
		22,948

Health Care Equipment & Services - 4.0%
Abbott Laboratories	34	3,741
Align Technology, Inc.(a)	2	548
Baxter International, Inc.	10	387
Becton Dickinson & Co.	6	1,463
Boston Scientific Corp.(a)	28	1,619
Cardinal Health, Inc.	4	403
Cencora, Inc.	4	822
Centene Corp.(a)	10	742
Cigna Group/The	6	1,797
CVS Health Corp.	26	2,052
DaVita, Inc.(a)	2	210
DENTSPLY SIRONA, Inc.	4	142
Dexcom, Inc.(a)	8	993
Edwards Lifesciences Corp.(a)	12	915
Elevance Health, Inc.	4	1,886
GE HealthCare Technologies, Inc.	8	619
HCA Healthcare, Inc.	4	1,083
Henry Schein, Inc.(a)	2	151
Hologic, Inc.(a)	4	286
Humana, Inc.	2	916
IDEXX Laboratories, Inc.(a)	2	1,110
Insulet Corp.(a)	2	434
Intuitive Surgical, Inc.(a)	6	2,024
Laboratory Corp. of America Holdings	2	455
McKesson Corp.	2	926
Medtronic PLC	26	2,142
Molina Healthcare, Inc.(a)	2	723
Quest Diagnostics, Inc.	2	276
ResMed, Inc.	2	344
STERIS PLC	2	440
Stryker Corp.	6	1,797
UnitedHealth Group, Inc.	18	9,475
Universal Health Services, Inc. - Class B	2	305
Zimmer Biomet Holdings, Inc.	4	487
		41,713

Household & Personal Products - 1.0%
Church & Dwight Co., Inc.	4	378
Clorox Co.	2	285
Colgate-Palmolive Co.	16	1,276
Estee Lauder Cos., Inc. - Class A	4	585
Kenvue, Inc.	34	732
Kimberly-Clark Corp.	6	729
Procter & Gamble Co.	46	6,741
		10,726

Insurance - 1.6%
Aflac, Inc.	10	825
Allstate Corp/The	6	840
American International Group, Inc.	14	949
Aon PLC - Class A	4	1,164
Arch Capital Group Ltd.(a)	8	594
Arthur J Gallagher & Co.	4	900
Assurant, Inc.	2	337
Brown & Brown, Inc.	4	284
Chubb Ltd.	8	1,809
Cincinnati Financial Corp.	4	414
Globe Life, Inc.	2	243
Hartford Financial Services Group, Inc.	6	482
Loews Corp.	4	278
Marsh & McLennan Cos., Inc.	10	1,895
MetLife, Inc.	12	794
Principal Financial Group, Inc.	4	315
Progressive Corp.	12	1,910
Prudential Financial, Inc.	8	830
Travelers Cos., Inc.	4	762
W R Berkley Corp.	4	283
Willis Towers Watson PLC	2	482
		16,390

Materials - 2.0%
Air Products and Chemicals, Inc.	4	1,095
Albemarle Corp.	2	289
Amcor PLC	28	270
Avery Dennison Corp.	2	404
Ball Corp.	6	345
Celanese Corp.	2	311
CF Industries Holdings, Inc.	4	318
Corteva, Inc.	14	671
Dow, Inc.	14	768
DuPont de Nemours, Inc.	8	615
Eastman Chemical Co.	2	180
Ecolab, Inc.	6	1,190
FMC Corp.	2	126
Freeport-McMoRan, Inc.	28	1,192
International Flavors & Fragrances, Inc.	6	486
International Paper Co.	6	217
Linde PLC	10	4,108
LyondellBasell Industries NV - Class A	6	570
Martin Marietta Materials, Inc.	2	998
Mosaic Co.	6	214
Newmont Corp.	22	911
Nucor Corp.	4	696
Packaging Corp. of America	2	326
PPG Industries, Inc.	4	598
Sherwin-Williams Co.	4	1,248
Steel Dynamics, Inc.	4	472
Vulcan Materials Co.	2	454
Westrock Co.	6	249
		19,321

Media & Entertainment - 5.8%
Alphabet, Inc. - Class A(a)	116	16,204
Alphabet, Inc. - Class C(a)	98	13,812
Charter Communications, Inc. - Class A(a)	2	777
Comcast Corp. - Class A	80	3,508
Electronic Arts, Inc.	4	547
Fox Corp. - Class A	4	119
Fox Corp. - Class B	2	55
Interpublic Group of Cos., Inc.	8	261
Live Nation Entertainment, Inc.(a)	2	187
Match Group, Inc.(a)	6	219
Meta Platforms, Inc. - Class A(a)	44	15,575
Netflix, Inc.(a)	8	3,895
News Corp. - Class A	8	196
News Corp. - Class B	2	51
Omnicom Group, Inc.	4	346
Paramount Global - Class B	10	148
Take-Two Interactive Software, Inc.(a)	4	644
Walt Disney Co.	36	3,250
Warner Bros Discovery, Inc.(a)	44	501
		60,295

Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
AbbVie, Inc.	34	5,269
Agilent Technologies, Inc.	6	834
Amgen, Inc.	10	2,880
Biogen, Inc.(a)	2	518
Bio-Techne Corp.	4	309
Bristol-Myers Squibb Co.	40	2,052
Catalent, Inc.(a)	4	180
Charles River Laboratories International, Inc.(a)	2	473
Danaher Corp.	12	2,776
Eli Lilly & Co.	16	9,326
Gilead Sciences, Inc.	24	1,944
Illumina, Inc.(a)	4	557
Incyte Corp.(a)	4	251
IQVIA Holdings, Inc.(a)	4	926
Johnson & Johnson	48	7,524
Merck & Co, Inc.	50	5,451
Moderna, Inc.(a)	6	597
Pfizer, Inc.	112	3,224
Regeneron Pharmaceuticals, Inc.(a)	2	1,757
Revvity, Inc.	2	219
Thermo Fisher Scientific, Inc.	8	4,246
Vertex Pharmaceuticals, Inc.(a)	6	2,441
Viatris, Inc.	24	260
Waters Corp.(a)	2	658
West Pharmaceutical Services, Inc.	2	704
Zoetis, Inc.	10	1,974
		57,350

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	6	559
CoStar Group, Inc.(a)	8	699
		1,258

Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc.(a)	32	4,717
Analog Devices, Inc.	10	1,986
Applied Materials, Inc.	16	2,593
Broadcom, Inc.	8	8,929
Enphase Energy, Inc.(a)	2	264
First Solar, Inc.(a)	2	345
Intel Corp.	84	4,221
KLA Corp.	2	1,163
Lam Research Corp.	2	1,567
Microchip Technology, Inc.	10	902
Micron Technology, Inc.	22	1,877
NVIDIA Corp.	48	23,770
NXP Semiconductors NV	6	1,378
ON Semiconductor Corp.(a)	8	668
Qorvo, Inc.(a)	2	225
QUALCOMM, Inc.	22	3,182
Skyworks Solutions, Inc.	4	450
Teradyne, Inc.	4	434
Texas Instruments, Inc.	18	3,068
		61,739

Software & Services - 9.0%
Accenture PLC - Class A	12	4,211
Adobe, Inc.(a)	8	4,773
Akamai Technologies, Inc.(a)	2	237
ANSYS, Inc.(a)	2	726
Autodesk, Inc.(a)	4	974
Cadence Design Systems, Inc.(a)	6	1,634
Cognizant Technology Solutions Corp. - Class A	10	755
EPAM Systems, Inc.(a)	2	595
Fortinet, Inc.(a)	12	702
Gartner, Inc.(a)	2	902
Gen Digital, Inc.	12	274
International Business Machines Corp.	18	2,944
Intuit, Inc.	6	3,750
Microsoft Corp.	146	54,901
Oracle Corp.	32	3,374
Palo Alto Networks, Inc.(a)	6	1,769
PTC, Inc.(a)	2	350
Roper Technologies, Inc.	2	1,090
Salesforce, Inc.(a)	20	5,263
ServiceNow, Inc.(a)	4	2,826
Synopsys, Inc.(a)	4	2,060
VeriSign, Inc.(a)	2	412
		94,522

Staples Distribution & Retail - 0.4%
Walmart, Inc.	28	4,414

Technology Hardware & Equipment - 6.6%
Amphenol Corp. - Class A	12	1,190
Apple, Inc.	288	55,448
Arista Networks, Inc.(a)	4	942
CDW Corp./DE	2	455
Cisco Systems, Inc.	80	4,041
Corning, Inc.	16	487
F5, Inc.(a)	2	358
Hewlett Packard Enterprise Co.	26	441
HP, Inc.	18	542
Jabil, Inc.	2	255
Juniper Networks, Inc.	6	177
Keysight Technologies, Inc.(a)	4	636
Motorola Solutions, Inc.	4	1,252
NetApp, Inc.	4	353
Seagate Technology Holdings PLC	4	341
TE Connectivity Ltd.	6	843
Trimble, Inc.(a)	4	213
Western Digital Corp.(a)	6	314
Zebra Technologies Corp. - Class A(a)	2	547
		68,835

Telecommunication Services - 0.7%
AT&T, Inc.	142	2,383
T-Mobile US, Inc.	10	1,603
Verizon Communications, Inc.	84	3,167
		7,153

Transportation - 1.3%
American Airlines Group, Inc.(a)	12	165
CH Robinson Worldwide, Inc.	2	173
CSX Corp.	40	1,387
Delta Air Lines, Inc.	12	483
Expeditors International of Washington, Inc.	2	254
FedEx Corp.	4	1,012
JB Hunt Transport Services, Inc.	2	399
Norfolk Southern Corp.	4	946
Old Dominion Freight Line, Inc.	2	811
Southwest Airlines Co.	12	347
Uber Technologies, Inc.(a)	40	2,463
Union Pacific Corp.	12	2,946
United Airlines Holdings, Inc.(a)	6	248
United Parcel Service, Inc. - Class B	14	2,201
		13,835

Utilities - 1.8%
AES Corp.	14	270
Alliant Energy Corp.	6	308
Ameren Corp.	6	434
American Electric Power Co., Inc.	10	812
American Water Works Co., Inc.	4	528
Atmos Energy Corp.	2	232
CenterPoint Energy, Inc.	12	343
CMS Energy Corp.	6	348
Consolidated Edison, Inc.	6	546
Constellation Energy Corp.	6	701
Dominion Energy, Inc.	16	752
DTE Energy Co.	4	441
Duke Energy Corp.	16	1,552
Edison International	8	572
Entergy Corp.	4	405
Evergy, Inc.	4	209
Eversource Energy	6	370
Exelon Corp.	20	718
FirstEnergy Corp.	10	367
NextEra Energy, Inc.	40	2,429
NiSource, Inc.	8	212
NRG Energy, Inc.	4	207
PG&E Corp.	42	757
Pinnacle West Capital Corp.	2	144
PPL Corp.	14	379
Public Service Enterprise Group, Inc.	10	612
Sempra	12	897
Southern Co.	22	1,543
WEC Energy Group, Inc.	6	505
Xcel Energy, Inc.	10	619
		18,212
TOTAL COMMON STOCKS (Cost $762,870)		761,047

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
Alexandria Real Estate Equities, Inc.	4	507
American Tower Corp.	10	2,159
AvalonBay Communities, Inc.	2	374
Boston Properties, Inc.	2	140
Camden Property Trust	2	199
Crown Castle, Inc.	8	922
Digital Realty Trust, Inc.	6	807
Equinix, Inc.	2	1,610
Equity Residential	6	367
Essex Property Trust, Inc.	2	496
Extra Space Storage, Inc.	4	641
Federal Realty Investment Trust	2	206
Healthpeak Properties, Inc.	10	198
Host Hotels & Resorts, Inc.	14	273
Invitation Homes, Inc.	12	409
Iron Mountain, Inc.	6	420
Kimco Realty Corp.	12	256
Mid-America Apartment Communities, Inc.	2	269
Prologis, Inc.	18	2,400
Public Storage	4	1,219
Realty Income Corp.	14	804
Regency Centers Corp.	4	268
SBA Communications Corp.	2	507
Simon Property Group, Inc.	6	856
UDR, Inc.	6	230
Ventas, Inc.	8	399
VICI Properties, Inc.	20	638
Welltower, Inc.	10	902
Weyerhaeuser Co.	14	487
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,091)		18,963

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares
First American Treasury Obligations Fund - Class X, 5.28%(b)	539	539
TOTAL SHORT-TERM INVESTMENTS (Cost $539)		539

TOTAL INVESTMENTS - 75.0% (Cost $782,500)		$780,549
Other Assets in Excess of Liabilities - 25.0%		260,048
TOTAL NET ASSETS - 100.0%		$1,040,597

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima NV- Naamloze Vennootschap

(a)	Non-income producing security.
(b)
The rate shown represents the 7-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompany Notes are an integral part of the Consolidated Schedule of Investments

Summary of Fair Value Measurements at December 31, 2023 (Unaudited)

    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2023:

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$761,047	$–	$–	$761,047
Real Estate Investment Trusts	18,963	–	–	18,963
Money Market Funds	539	–	–	539
Total Investments	$780,549	$–	$–	$780,549

Refer to the Schedule of Investments for industry classifications.